Accrued Liabilities	12 Months Ended
Dec. 31, 2014
Accrued Liabilities [Abstract]
Accrued Liabilities
15.      Accrued liabilities
The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

	2013	2014
Audit fees	$255	$432
Legal fees	159	1,149
Other professional fees	262	350
Vessel operating and voyage expenses	1,734	8,477
Loan interest and financing fees	1,091	3,330
Total Accrued Liabilities	$3,501	$13,738